Shareholders' equity	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Shareholders' equity

11. Shareholders’ equity

	Number of shares					in USD ‘000
	Common shares	Preferred A shares	Preferred B shares	Non- voting shares	Total shares	Share capital	Share premium	Total
January 1, 2017	2,215,434	8,031,777	11,079,549	611,637	21,938,397	1,740	71,966	73,706
Conversion of preferred and non-voting shares	19,722,963	(8,031,777)	(11,079,549)	(611,637)	—	—	—	—
Issuance of shares - IPO	6,450,000	—	—	—	6,450,000	496	96,254	96,750
Issuance of shares - PIPE	7,500,000	—	—	—	7,500,000	592	59,408	60,000
Issuance of shares - Incentive Plan	454,548	—	—	—	454,548	36	3,671	3,707
Share issuance costs	—	—	—	—	—	—	(11,964)	(11,964)
December 31, 2017	36,342,945	—	—	—	36,342,945	2,864	219,335	222,199

		in USD ‘000
	Number of common shares	Share capital	Share premium	Total
January 1, 2018	36,342,945	2,864	219,335	222,199
Issuance of shares - Incentive Plan	347,509	27	2,947	2,974
Issuance of shares - June 2018 offering	5,056,721	392	77,431	77,823
Issuance of shares - ATM program	1,600,851	130	19,881	20,011
Share issuance costs	—	—	(6,160)	(6,160)
Exercise of stock-options	95,885	7	1,131	1,138
December 31, 2018	43,443,911	3,420	314,565	317,985

Share capital and share premium

As at December 31, 2018, the total outstanding share capital of USD 3.4 million, fully paid, consists of 43,443,911 common shares, excluding 430,625 non-vested shares and 1,602,601 treasury shares. As at December 31, 2017, the total outstanding share capital of USD 2.9 million, fully paid, consisted of 36,342,945 common shares, excluding 778,134 non-vested shares and 10,183 treasury shares. All shares have a nominal value of 1/13 of a Swiss franc, translated into USD using historical rates at the issuance date.

On January 30, 2017, the Company completed an IPO and issued 6,450,000 common shares at a subscription price of USD 15.00 per share and a par value of 1/13 of a Swiss franc per share. The gross proceeds of USD 96.8 million have been recorded in equity net of directly related share issuance costs of USD 8.2 million.

On October 13, 2017, the Company completed a private placement with institutional investors and issued 7,500,000 common shares at a subscription price of USD 8.00 per share and a par value of 1/13 of a Swiss franc per share. The gross proceeds of USD 60.0 million have been recorded in equity net of directly related share issuance costs of USD 3.7 million.

On March 16, 2018, the Company issued 3,499,990 common shares at par value of 1/13 of a Swiss franc per share. The shares were subscribed by the Company and are held as treasury shares, hence the operation did not impact the share capital. Share issuance costs of USD 11 thousand related to the operation were recorded as a deduction in equity.

On May 17 and 25, 2018, the Company sold 1,000,851 and 600,000 treasury shares, respectively, at a price of USD 12.50 per share, from its “at the market” (ATM) program, generating gross proceeds of USD 20.0 million. Directly related share issuance costs of USD 0.6 million were recorded as a deduction in equity.

On June 22, 2018, the Company completed an underwritten public offering of 4,750,000 common shares at a price of USD 15.39 per share, with an option to issue to an additional 712,500 common shares (the “follow-on offering”). The gross proceeds of USD 73.1 million resulting from this transaction have been recorded in equity net of directly related share issuance costs of USD 5.3 million. Subsequent to the initial closing of the follow-on offering, on July 19, 2018, the Company sold an additional 306,721 common shares for total gross proceeds of USD 4.7 million (USD 15.39 per share). These shares were sold pursuant to the 30-day option granted in connection with the follow-on offering to purchase up to an additional 712,500 common shares. Directly related share issuance costs amounted to USD 0.3 million.

Equity incentive plans

In 2018, the Company issued 347,509 common shares (2017: 454,548) under its 2013 EIP (see note 18). All shares issued under the 2013 EIP have a nominal value of 1/13 of a Swiss franc, translated into USD using historical rates at the issuance date.

Authorized share capital

The authorized share capital that is not outstanding as at December 31, 2018 and December 31, 2017 is as follows:

	As at December 31,
Number of shares	2018	2017
Authorized share capital	15,565,620	6